Fair Value Measurements (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Gains included in earnings attributable to change in unrealized gains or losses	$ 372,000	$ 66,000
Impaired loans with a specific allowance	5,700,000	7,400,000
Specific allowance related to impaired loans	1,500,000	1,700,000
Impaired financing receivable charge offs	$ 1,900,000	$ 5,400,000